Note Transfers of financial assets and servicing rights (Changes in MSRs measured using the fair value method) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Transfers and Servicing of Financial Assets
Fair value at beginning of period		$ 211,405	$ 148,694
Additions		10,835	76,060
Changes due to payments of loans	[1]	(17,482)	(17,539)
Reduction due to loan repurchases		(3,109)	(1,897)
Changes in fair value due to changes in valuation model inputs or assumptions		(4,745)	6,087
Other disposals		(15)	0
Fair value at end of period		$ 196,889	$ 211,405

[1]	Represents the change due to collection / realization of expected cash flow over time.